Commitments and Contingencies (Details) - Schedule of operating and finance leases	3 Months Ended
Mar. 31, 2023 USD ($)
Operating [Member]
Commitments and Contingencies (Details) - Schedule of operating and finance leases [Line Items]
2023	$ 192,000
2024	85,970
2025
2026
thereafter
Total future minimum lease payments	277,970
Less: interest	(9,885)
Present value of lease liabilities	268,085
Finance [Member]
Commitments and Contingencies (Details) - Schedule of operating and finance leases [Line Items]
2023	361,500
2024	482,000
2025	482,000
2026	482,000
thereafter	10,122,001
Total future minimum lease payments	11,929,501
Less: interest	(6,512,867)
Present value of lease liabilities	$ 5,416,634